Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 1,338	$ 1,063	$ 687
Other comprehensive income (loss), net of related income taxes:
Unrealized gains (losses) on available-for-sale securities before tax	115	287	(121)
Income tax (expense) benefit	(39)	(98)	33
Changes in plan assets and benefit obligation of defined benefit pension plan before tax	(425)	(1,319)	56
Income tax (expense) benefit	145	448	(19)
Comprehensive income	$ 1,134	$ 381	$ 636